Commitments and Contingencies - Additional Information (Details) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 02, 2017	Sep. 30, 2016	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2019 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of speciality ingredient	11 years	11 years
Capital expenditure commitments approved by the board of directors			$ 4,800,000
Capital expenditure			3,972,395
Capital expenditure included in trade and other payables			324,706
Payment of capital expenditure			2,155,708
Capital commitment included in trade and other payable			723,389
Payment of capital commitments			112,200
Research and development projects, amount			1,171,000
Amount owed from customer				$ 4,939,130	$ 3,700,000
Counterclaim amount amended				$ 190,000,000		$ 201
Provision			$ 2,130,074
CEO
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of royalties payable			1.00%
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Annual expense of contract for security of the site			$ 172,000
Lonza Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Capital commitments			866,538
Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Total remaining amount of royalties			5,721,662				$ 4,286,210
Total royalties of commitments			$ 1,560,000